Provisions (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Provisions

($ millions)
As at November 1, 2020	$125
Provisions made during the year	306
Provisions utilized / released during the year	(135)
Balance as at October 31, 2021	$296
Provisions made during the year	149
Provisions utilized / released during the year	(158)
Balance as at October 31, 2022	$287